Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Aggregate Future Lease Commitments

The minimum aggregate future lease commitments required under these agreements are as follows:

Years ending December 31,
2013	$409,464
2014	576,985
2015	601,634
2016	608,709
2017	624,959
After	126,643

Total future minimum payments	$2,948,394